Other current assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Other financial assets	SFr 3,165	SFr 17,145
Trade and other receivables	416,875	164,785
Contract asset (Indivior PLC)	181,441	159,636
Prepayments	270,394	1,115,374
Total other current assets	871,875	1,456,940
Increase (decrease) in other current assets	(600,000)
Increase (decrease) in prepayments	(800,000)
Increase (decrease) in contract assets and trade and other receivables	300,000
Contract asset and trade and other receivables	600,000	300,000
Indivior PLC
Other current assets
Contract asset and trade and other receivables	400,000	200,000
Eurostars/Innosuisse
Other current assets
Contract asset and trade and other receivables	100,000	100,000
Accumulated impairment | Contract assets and trade and other receivables
Other current assets
Expected loss allowance	SFr 0	SFr 0	SFr 0